1999 ANNUAL REPORTS


                           PACIFIC INNOVATIONS TRUST

                             SEPARATE ACCOUNT B OF
                         PACIFIC LIFE INSURANCE COMPANY




                              [PACIFIC LIFE LOGO]
                         Pacific Life Insurance Company
             is the issuer of Pacific Innovations variable annuity

                               Not FDIC Insured

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Pacific Life Insurance Company:

  We have audited the accompanying statement of assets and liabilities of Separate Account B (comprised of the Money Market, Managed Bond, Capital Income, Blue Chip, Mid-Cap Equity, Aggressive Growth and International Variable Accounts) as of December 31, 1999 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 1999 and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended December 31, 1999, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Costa Mesa, California
February 17, 2000

SEPARATE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


                                       MONEY       MANAGED       CAPITAL        BLUE         MID-CAP     AGGRESSIVE       INTER-
                                       MARKET        BOND        INCOME         CHIP          EQUITY       GROWTH        NATIONAL
                                      VARIABLE     VARIABLE     VARIABLE      VARIABLE      VARIABLE      VARIABLE       VARIABLE
                                      ACCOUNT      ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT
                                   ----------------------------------------------------------------------------------------------
ASSETS
Investments:
   Money Market Fund
     (1,495,478 shares;
     cost $1,495,478) ..........   $ 1,495,478
   Managed Bond Fund
     (1,228,283 shares;
     cost $12,430,832) .........                 $11,938,914
   Capital Income Fund
     (1,533,508 shares;
     cost $17,250,758) .........                               $21,254,424
   Blue Chip Fund
     (1,893,801 shares;
     cost $23,816,019) .........                                             $32,365,055
   Mid-Cap Equity Fund
     (657,275 shares;
     cost $8,118,492) ..........                                                           $ 9,510,771
   Aggressive Growth Fund
     (427,517 shares;
     cost $4,516,965) ..........                                                                         $ 4,694,132
   International Fund
     (485,645 shares;
     cost $5,214,507) ..........                                                                                       $ 6,823,319
Receivables:
   Due from Pacific Life
     Insurance Company .........         3,579        62,983                                                   8,734
   Fund shares redeemed ........                                     9,017        44,529         4,933                      20,238
                                   -----------------------------------------------------------------------------------------------
Total Assets ...................     1,499,057    12,001,897    21,263,441    32,409,584     9,515,704     4,702,866     6,843,557
                                   -----------------------------------------------------------------------------------------------
LIABILITIES
Payables:
   Due to Pacific Life
     Insurance Company .........                                     9,017        44,529         4,933                      20,238
   Fund shares purchased .......         3,579        62,983                                                   8,734
   Other Liabilities ...........            99           673         1,251         1,758           577           279           379
                                   -----------------------------------------------------------------------------------------------
Total Liabilities ..............         3,678        63,656        10,268        46,287         5,510         9,013        20,617
                                   -----------------------------------------------------------------------------------------------
NET ASSETS .....................   $ 1,495,379   $11,938,241   $21,253,173   $32,363,297   $ 9,510,194   $ 4,693,853   $ 6,822,940
                                   ===============================================================================================


See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999


                                    MONEY         MANAGED       CAPITAL         BLUE        MID-CAP       AGGRESSIVE       INTER-
                                    MARKET         BOND          INCOME         CHIP         EQUITY         GROWTH        NATIONAL
                                   VARIABLE      VARIABLE       VARIABLE      VARIABLE      VARIABLE       VARIABLE       VARIABLE
                                    ACCOUNT       ACCOUNT        ACCOUNT       ACCOUNT       ACCOUNT        ACCOUNT        ACCOUNT
                                  --------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ..................   $    80,781   $   631,442    $   836,388   $ 2,425,023   $ 1,259,615                   $   512,173
EXPENSES
   Mortality and expense
     risk fee and
     administrative fee .......        25,053       174,382        280,888       413,029       121,602    $    65,360         80,714
                                  --------------------------------------------------------------------------------------------------
Net Investment Income
  (Loss) ......................        55,728       457,060        555,500     2,011,994     1,138,013        (65,360)       431,459
                                  --------------------------------------------------------------------------------------------------
NET REALIZED AND
   UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain
     (loss) from security
     transactions .............                     (52,187)       190,021        83,654        38,617       (182,788)        50,321
   Net unrealized
     appreciation
     (depreciation) on
     investments ..............                    (621,415)     3,549,570     3,138,548      (129,258)       361,654      1,498,165
                                  --------------------------------------------------------------------------------------------------
Net Realized and
     Unrealized Gain
     (Loss) on Investments ....                    (673,602)     3,739,591     3,222,202       (90,641)       178,866      1,548,486
                                  --------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS .................   $    55,728   $  (216,542)   $ 4,295,091   $ 5,234,196   $ 1,047,372    $   113,506    $ 1,979,945
                                  ==================================================================================================

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999


                                 MONEY        MANAGED       CAPITAL          BLUE          MID-CAP        AGGRESSIVE      INTER-
                                MARKET          BOND         INCOME          CHIP           EQUITY          GROWTH       NATIONAL
                               VARIABLE       VARIABLE      VARIABLE       VARIABLE        VARIABLE        VARIABLE      VARIABLE
                                ACCOUNT        ACCOUNT       ACCOUNT        ACCOUNT         ACCOUNT         ACCOUNT       ACCOUNT
                             ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
   Net investment income
     (loss) ...............  $     55,728   $    457,060   $    555,500   $  2,011,994   $  1,138,013   $    (65,360)  $    431,459
   Net realized gain
     (loss) from security
     transactions .........                      (52,187)       190,021         83,654         38,617       (182,788)        50,321
   Net unrealized
     appreciation
     (Depreciation) on
     investments ..........                     (621,415)     3,549,570      3,138,548       (129,258)       361,654      1,498,165
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease)
   in Net Assets Resulting
   from Operations ........        55,728       (216,542)     4,295,091      5,234,196      1,047,372        113,506      1,979,945
                             ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   UNIT TRANSACTIONS
   Transfer of net
     premiums .............        68,330        249,352        253,062        622,291        153,139         75,887         69,042
   Transfers--policy
     charges and
     deductions ...........       (23,361)      (174,382)      (486,485)      (514,208)      (130,052)       (89,485)       (29,369)
   Transfers in (from
     other variable
     accounts) ............       376,404        990,203        535,629      2,243,771        382,582        442,698        261,522
   Transfers out (to other
     variable accounts) ...      (341,099)      (717,904)      (870,401)      (841,294)      (285,925)      (756,359)      (348,993)
   Transfers--other .......      (671,853)      (956,720)    (2,367,760)    (2,118,412)      (657,448)      (358,725)      (569,709)
                             ------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets
  Derived from Policy
  Transactions ............      (591,579)      (609,451)    (2,935,955)      (607,852)      (537,704)      (685,984)      (617,507)
                             ------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
   NET ASSETS .............      (535,851)      (825,993)     1,359,136      4,626,344        509,668       (572,478)     1,362,438
                             ------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Year ......     2,031,230     12,764,234     19,894,037     27,736,953      9,000,526      5,266,331      5,460,502
                             ------------------------------------------------------------------------------------------------------
   End of Year ............  $  1,495,379   $ 11,938,241   $ 21,253,173   $ 32,363,297   $  9,510,194   $  4,693,853   $  6,822,940
                             ======================================================================================================


See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998


                                 MONEY        MANAGED        CAPITAL          BLUE         MID-CAP       AGGRESSIVE       INTER-
                                MARKET          BOND          INCOME          CHIP          EQUITY         GROWTH        NATIONAL
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT
                             ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS
   Net investment income
     (loss) ................ $     50,768   $    427,487   $    331,786   $     98,208   $    (19,469)  $    (63,923)  $    (20,253)
   Net realized loss from
     security transactions .                      (9,623)       (93,496)      (107,879)       (71,415)      (165,051)       (78,491)
   Net unrealized
     appreciation on
     investments ...........                      98,524        648,802      4,781,389      1,236,645         22,558        475,133
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
   Net Assets Resulting
   from Operations .........       50,768        516,388        887,092      4,771,718      1,145,761       (206,416)       376,389
                             ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   UNIT TRANSACTIONS
   Transfer of net
     premiums ..............    3,043,107      4,357,974      7,644,172      9,763,955      2,995,500      1,702,212      1,136,951
   Transfers--policy
     charges and
     deductions ............       (1,411)      (235,580)      (402,921)      (528,336)      (117,566)       (48,805)       (32,116)
   Transfers in (from
     other variable
     accounts) .............    1,521,239      3,055,492      1,894,356      2,872,605      1,089,142        916,084        858,336
   Transfers out (to other
     variable accounts) ....   (3,489,527)      (903,363)    (1,269,659)    (1,947,538)      (542,402)      (425,040)      (652,643)
   Transfers--other ........     (580,062)      (458,397)      (793,647)      (936,032)      (330,919)      (196,158)      (220,224)
                             ------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
     Derived from Policy
     Transactions ..........      493,346      5,816,126      7,072,301      9,224,654      3,093,755      1,948,293      1,090,304
                             ------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS .      544,114      6,332,514      7,959,393     13,996,372      4,239,516      1,741,877      1,466,693
                             ------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Year .......    1,487,116      6,431,720     11,934,644     13,740,581      4,761,010      3,524,454      3,993,809
                             ------------------------------------------------------------------------------------------------------
   End of Year ............. $  2,031,230   $ 12,764,234   $ 19,894,037   $ 27,736,953   $  9,000,526   $  5,266,331   $  5,460,502
                             ======================================================================================================


See Notes to Financial Statements

                               SEPARATE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

  The Separate Account B (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of seven subaccounts called Variable Accounts: the Money Market Variable Account, the Managed Bond Variable Account, the Capital Income Variable Account, the Blue Chip Variable Account, the Mid-Cap Equity Variable Account, the Aggressive Growth Variable Account and the International Variable Account. The assets in each Variable Account are invested in shares of the corresponding Funds of Pacific Innovations Trust (the "Trust"), each of which pursues different investment objectives and policies. The financial statements of the Trust, including the schedules of portfolio investments, are included elsewhere in this report and should be read in conjunction with the Separate Account's financial statements.

  The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

  Pacific Life obtained approval on February 3, 2000 from the Securities and Exchange Commission ("SEC") to substitute portfolios of another mutual fund, Pacific Select Fund, for the funds of Pacific Innovations Trust. At the close of business on February 11, 2000 ("Substitution Date"), the shares of each Fund of Pacific Innovations Trust will be substituted with the shares of the following designated Portfolios of Pacific Select Fund that has similar investment policies:

-----------------------------------------------------------------------
        PACIFIC INNOVATIONS                   PACIFIC SELECT FUND
           TRUST FUNDS                            PORTFOLIOS
-----------------------------------------------------------------------
Money Market                                 Money Market
-----------------------------------------------------------------------
Managed Bond                                 Managed Bond
-----------------------------------------------------------------------
Capital Income                               Multi-Strategy
-----------------------------------------------------------------------
Blue Chip                                    Equity
-----------------------------------------------------------------------
Mid-Cap Equity                               Growth LT
-----------------------------------------------------------------------
Aggressive Growth                            Aggressive Equity
-----------------------------------------------------------------------
International                                International Value
-----------------------------------------------------------------------

  Subsequent to the Substitution Date, the Contract Owners can choose from twenty investment options, also called Variable Accounts: the Aggressive Equity Variable Account, the Emerging Markets Variable Account, the Diversified Research Variable Account, the Small-Cap Equity Variable Account, the International Large-Cap Variable Account, the Bond and Income Variable Account, the Equity Variable Account, the Multi-Strategy Variable Account, the Equity Income Variable Account, the Growth LT Variable Account, the Mid-Cap Value Variable Account, the Equity Index Variable Account, the Small-Cap Index Variable Account, the REIT Variable Account, the International Value Variable Account, the Government Securities Variable Account, the Managed Bond Variable Account, the Money Market Variable Account, the High Yield Bond Variable Account, and the Large-Cap Value Variable Account. The assets in each Variable Account will be invested in shares of the corresponding portfolios of Pacific Select Fund.

  The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contract").

  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  A. Valuation of Investments

  Investments in shares of the Trust are valued at the reported net asset values of the respective Funds. Valuation of securities held by the Trust is discussed in the notes to its financial statements.

  B. Security Transactions

  Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  C. Federal Income Taxes

  The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

  During 1999, the Trust declared dividends for each Fund except for the Aggressive Growth Fund. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related Fund.

                               SEPARATE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3.  SELECTED ACCUMULATION UNIT** INFORMATION

    Selected accumulation unit information for the year ended December 31, 1999 were as follows:

              -----------------------------------------------------------------------
                                        Accumulation Unit Value
              -----------------------------------------------------------------------
                                          At                             Number of
                                       Beginning                           Units
                                          of            At End of      Outstanding at
               Variable Accounts         Year             Year          End of Year
              -----------------------------------------------------------------------
              Money Market             $   10.68        $   11.02          135,728
              Managed Bond                 11.10            10.92        1,093,676
              Capital Income               11.97            14.81        1,434,674
              Blue Chip                    15.28            18.19        1,779,372
              Mid-Cap Equity               14.60            16.39          580,127
              Aggressive Growth            11.26            11.59          404,921
              International                10.94            15.22          448,230

              ** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

4.  SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE TRUST SHARES

    The investment in the Trust shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E). Total cost and market value of the Separate Account's investments in the Trust as of December 31, 1999 were as follows:

                                                                                     VARIABLE ACCOUNTS
                                                             ----------------------------------------------------------------
                                                                MONEY            MANAGED          CAPITAL            BLUE
                                                                MARKET            BOND            INCOME             CHIP
                                                             ----------------------------------------------------------------
Total cost of investments at beginning of year               $  2,031,421     $ 12,635,445      $ 19,441,065     $ 22,327,949
Add: Total net proceeds from policy and M&E transactions          378,759          791,794           267,846        1,881,211
     Reinvested distributions from the Trust
     (a) Net investment income                                     80,781          631,442           632,758           69,280
     (b) Net realized gain                                                                           203,630        2,355,743
                                                             ----------------------------------------------------------------
         Sub-Total                                              2,490,961       14,058,681        20,545,299       26,634,183
Less: Cost of investments disposed during the year                995,483        1,627,849         3,294,541        2,818,164
                                                             ----------------------------------------------------------------
Total cost of investments at end of year                        1,495,478       12,430,832        17,250,758       23,816,019
Add: Unrealized appreciation (depreciation)                                       (491,918)        4,003,666        8,549,036
                                                             ----------------------------------------------------------------
Total market value of investments at end of year             $  1,495,478     $ 11,938,914      $ 21,254,424     $ 32,365,055
                                                             ================================================================

                                                               MID-CAP      AGGRESSIVE       INTER-
                                                               EQUITY         GROWTH        NATIONAL
                                                             ----------------------------------------
Total cost of investments at beginning of year               $7,479,517     $5,451,119     $5,350,153
Add: Total net proceeds from policy and M&E transactions        323,723        348,470        205,410
     Reinvested distributions from the Trust
     (a) Net investment income                                   15,359                        23,620
     (b) Net realized gain                                    1,244,256                       488,553
                                                             ----------------------------------------
         Sub-Total                                            9,062,855      5,799,589      6,067,736
 Less: Cost of investments disposed during the year             944,363      1,282,624        853,229
                                                             ----------------------------------------
 Total cost of investments at end of year                     8,118,492      4,516,965      5,214,507
 Add: Unrealized appreciation                                 1,392,279        177,167      1,608,812
                                                             ----------------------------------------
 Total market value of investments at end of year            $9,510,771     $4,694,132     $6,823,319
                                                             ========================================

                               SEPARATE ACCOUNT B
                   NOTES TO FINANCIAL STATEMENTS (Continued)


5. CHARGES AND EXPENSES

  Pacific Life charges the Separate Account daily for mortality and expense risks assumed and administrative costs incurred in operating the Separate Account and issuing and administering the Contracts at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

6. RELATED PARTY AGREEMENT

  Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, is the principal underwriter of variable annuity contracts funded by interests in the Separate Account, and is compensated by Pacific Life.


                              --------------------